EMPLOYEE BENEFIT PLANS - Pension Plans in which Accumulated Benefit Obligations Exceed Plan Assets (Detail) - USD ($) $ in Millions	Jan. 03, 2015	Dec. 28, 2013
Pension Benefit, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,460.5	$ 1,315.9
Accumulated benefit obligation	1,460.5	1,315.9
Fair value of plan assets	1,174.1	1,052.9
Pension Benefit, Non-U.S Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	1,511.4	1,507.6
Accumulated benefit obligation	1,463.3	1,461.6
Fair value of plan assets	$ 1,088.3	$ 1,066.2